Accruals and other current liabilities	6 Months Ended
Jun. 30, 2024
Accruals And Other Current Liabilities
Accruals and other current liabilities

9 Accruals and other current liabilities

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Other accruals	459,472	445,100	328,438
GST payables	201,509	43,238	31,905
Interest payable	43,031	21,516	15,877
Other payables	82,655	974	719
	786,667	510,828	376,939